SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity
A summary of the Company's option activity related to options and restricted stock units ("RSUs") granted to employees, service providers and directors, and related information is as follows:

	For the six months ended June 30, 2017
	Number		Weighted average exercise price (in $)		Weighted average remaining contractual life (in years) (1)	Aggregate intrinsic value ($ in thousands)

Options and RSUs outstanding at beginning of period	2,494,828		3.92		7.39	(4)
Options granted	102,966	(2)	2.08
RSUs granted	298,694	(3)	-
Options exercised	-		-
RSUs vested	-		-
RSUs forfeited	(525)		-
Options forfeited	(36,073)		3.21

Options and RSUs outstanding at end of period	2,859,890		3.84	(5)	7.05	(4)

Options exercisable at end of period	1,424,389		4.01		6.21	(3)

(1)	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.
(2)	Includes 60,484 options granted to a director.
(3)	Includes 261,344 RSUs granted to certain officers and directors.
(4)	The aforementioned options are out of the money.
(5)	Based on 2,561,721 outstanding options at June 30, 2017.